Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS

3.    Acquisitions

In December 2011, the Company acquired a shopping center in Columbus, Ohio, aggregating 0.7 million square feet of Company-owned gross leasable area (“GLA”) (all references to GLA or square feet are unaudited) for a total purchase price of approximately $80 million. The Company assumed $45.2 million of mortgage debt in connection with this acquisition.

In September 2011, the Company acquired three shopping centers, in two separate transactions, aggregating 0.5 million square feet of Company-owned GLA for an aggregate purchase price of approximately $110.0 million through the use of cash and assumed debt of $67.0 million.

In January and March 2011, in two separate transactions, the Company acquired its partners’ 50% ownership interests in two shopping centers for an aggregate purchase price of approximately $40 million. The Company acquired these assets pursuant to the terms of the respective underlying joint venture agreements. After closing, the Company repaid one mortgage note payable with a principal amount of $29.2 million in total and refinanced the other mortgage with a new $21.0 million, 11-year mortgage note payable. As a result of the transactions, the Company owns 100% of the two shopping centers with an aggregate gross value of approximately $80.0 million. Due to the change in control that occurred, the Company recorded an aggregate gain of approximately $22.7 million associated with the acquisitions related to the difference between the Company’s carrying value and fair value of its previously held equity interest on the respective acquisition date.

The Company accounted for the acquisition of assets utilizing the purchase method of accounting. The acquisition of the six shopping centers was allocated as follows (in thousands):

Land	$73,415
Buildings	183,068
Tenant improvements	3,678
Intangible assets	35,046

295,207
Less: Mortgage debt assumed	(173,013)
Less: Below-market leases (1)	(14,300)

Net assets acquired	$107,894

(1)	Below-market leases will be amortized over a weighted-average life of 16.5 years.

The costs related to the acquisition of these assets were expensed as incurred and included in other income (expense), net.

Intangible assets recorded in connection with the above acquisitions included the following (in thousands) (Note 5):

		Weighted Average Amortization Period (in Years)
In-place leases (including lease origination costs and fair market value of leases) (1)	$18,069	5.0
Tenant relations	16,977	9.6

Total intangible assets acquired	$35,046

(1)	Includes above-market value of leases of approximately $1.4 million.

The following unaudited supplemental pro forma operating data is presented for the years ended December 31, 2011 and 2010, as if the acquisition of the interests in the six properties were completed at the beginning of 2010 (in thousands, except per share amounts). The unaudited supplemental pro forma operating data is not necessarily indicative of what the actual results of operations of the Company would have been assuming the transactions had been completed as set forth above, nor do they purport to represent the Company’s results of operations for future periods.

	For the Years Ended December 31, (Unaudited)
	2011	2010
Pro forma revenues	$769,323	$770,691

Pro forma loss from continuing operations	$(33,573)	$(144,698)

Pro forma loss from discontinued operations	$(18,961)	$(87,654)

Pro forma net loss attributable to DDR common shareholders	$(79,901)	$(234,940)

Per share data:
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.23)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.30)	$(0.96)

Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.31)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.38)	$(0.96)